Convertible Notes and Note Payable (Details) - Schedule of the company’s debt balances - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
Convertible Notes and Note Payable (Details) - Schedule of the company’s debt balances [Line Items]
Note payable, current portion	$ 31,050
Unamortized loan discount	(1,086)
Carrying value	29,964
SVB March 2021 Note [Member]
Convertible Notes and Note Payable (Details) - Schedule of the company’s debt balances [Line Items]
Note payable, current portion		$ 31,050
Unamortized loan discount	(1,086)	(240)
Carrying value	$ 29,964	$ 30,810